Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 299,521	¥ 265,650
Deferred revenues - current	¥ 2,097	¥ 2,097
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000
Class A ordinary shares
Ordinary shares, shares issued (in shares)	2,865,069,999	2,860,222,213
Ordinary shares, shares outstanding (in shares)	2,587,296,615	2,820,978,543
Class B ordinary shares
Ordinary shares, shares issued (in shares)	322,483,772	323,212,124
Ordinary shares, shares outstanding (in shares)	316,136,640	316,685,372
Traffic support, marketing and promotion services
Deferred revenues - current | ¥		¥ 182
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥	¥ 42,197	¥ 40,607